ACCOUNTS AND BILLS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2012
ACCOUNTS AND BILLS RECEIVABLE, NET
ACCOUNTS AND BILLS RECEIVABLE, NET

8.                                  ACCOUNTS AND BILLS RECEIVABLE, NET

Accounts receivable, net, consists of the following:

	As of December 31, 2011	As of December 31, 2012
Accounts receivable	$239,624	$189,107
Less: allowance for doubtful accounts	(22,593)	(22,762)
	217,031	166,345
Bills receivable	7,102	2,641
Bills receivable endorsed to suppliers with recourse for the settlement of purchases	36,006	48,044
	43,108	50,685
	$260,139	$217,030

Certain accounts receivable were pledged to secure credit facilities granted to a subsidiary in 2011. The carrying amount of accounts receivable pledged was $157,276 and $160,287 as of December 31, 2011 and 2012, respectively.

Movement of allowance for doubtful accounts is as follows:

	Balance at beginning of the year	Charged during the year	Written-off	Balance at end of the year
2011	$20,057	$2,536	$—	$22,593
2012	$22,593	$169	$—	$22,762

All bills receivable are derived from the sale under the normal course of operation. No allowance was provided against bills receivable secured by issuing banks.